Noble Quests, Inc.

3945 Wasatch Blvd. Suite 282

Salt Lake City, UT 84124

November 7, 2006

Division of Corporation Finance

United States Securities and Exchange Commission

Washington, D.C. 20549

RE:

Form SB-2 Registration Statement

Filed on or about November 7, 2006

Division of Corporation Finance:

Noble Quests, Inc. (the "Company") is filing through EDGAR and pursuant to the provisions of Regulation S-T the above-identified registration statement.  The Company submitted the registration fee for the registration statement by wire transfer to Mellon Bank prior to the filing via EDGAR.

Please feel free to call our attorney, Cletha Walstrand, Esq. at (435) 688-7317 if there are any questions regarding this registration statement.  You may also fax any comments to her at      (435) 688-7318. Thank you for your prompt attention to this matter.

                                 Sincerely,

                                 /s/ Shannon McCallum-Law

                                 President

                                 Noble Quests, Inc.